Risk management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total exposure	R$ 3,366,723	R$ 2,785,853
Liabilities related to exchange rate variation of borrowings and financing contracts	574,953	309,854
Income before taxes	336,672	278,586
Effects on profit for the year before taxes	R$ 234,384	178,044
Operations contracted description	As of April 04, 2024, the Company contracted hedge operations, with no speculative nature, through swap transactions of debt variations denominated in US$ + 6.23% and Yen + 1.44% interest per year for a percentage of CDI + 0.13% p.a. The total value of the hedged debt with the aforementioned operations was 98.0%.
Hedge operations description	The Company entered into hedge operations, effective from December 12, 2024, with no speculative nature, through swap transactions denominated in US$ and Yen + annual interest, as shown in Note 18, for a percentage of CDI - 0.36% p.a. The total value of the debt hedged with the aforementioned operations was 100.0%.
Financial instrument assets receivables from related parties	R$ 1,228,389	1,196,545
Reimbursement of additional retirement and pension plan	1,105,299	1,076,174
Banco BV [Member]
IfrsStatementLineItems [Line Items]
Current accounts and investment funds	298	322,241
Banco Santander [Member]
IfrsStatementLineItems [Line Items]
Current accounts and investment funds	R$ 1,195,511	R$ 1,680